SEASONS SERIES TRUST

Supplement to the Statement of Additional Information dated December 29, 2000

	The references and information relating to Fuji-Lord Abbett International, Limited on pages B-61 and B-62 are hereby deleted.

	In addition, the last sentence under the heading "INDEPENDENT ACCOUNTANTS AND LEGAL COUNSEL" on page B-72 is hereby replaced with the following:

	The firm of Shearman & Sterling, 599 Lexington Avenue, New York, NY 10022, has been selected to provide legal counsel to the Trust.

























Dated:	May 31, 2001